Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 1,875,677	$ 1,242,318	$ 1,963,469	$ (3,647,353)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	648,740	638,099	869,407	282,795
Non-cash lease expense	122,069	83,211	117,824	124,542
Impairment loss on goodwill				5,594,692
Loss from conversion of related party loan				199,030
Changes in operating assets and liabilities
Accounts receivable	(1,374,495)	494,352	(124,843)	(2,311,261)
Inventories	(80,648)	(206,348)	66,424	(28,659)
Prepayments and other current assets	(608,448)	(1,956,481)	(1,755,603)	(74,427)
Due from related party	25,423		356,225
Deposits paid	(277,134)	(1,198,351)	(1,591,577)	(635,902)
Accounts payable	(63,540)	66,530	(18,632)	199,520
Due to related parties	(177,253)		118,009
Customer advances	(178,597)	(48,514)	(210,259)	549,051
Accrued liabilities	153,158	373,916	189,812	740,652
Income tax payable	95,197	(103,180)	(300,140)	298,039
Operating lease obligations	(111,705)	(97,752)	(137,258)	(54,454)
Net cash provided by (used in) operating activities	48,444	(712,200)	(457,142)	1,236,265
Cash flows from investing activities
Purchase of intangible assets		(23,488)	(28,008)
Advance to related parties				(936,192)
Proceeds from acquisition of subsidiary				7,672
Repayment of advance to related parties		3,642,059	614,275	46,388
Advance to related parties		(3,136,194)
Purchase of property and equipment		(119,446)	(117,077)	(65,899)
Net cash provided by investing activities		362,931	469,190	(948,031)
Cash flows from financing activities
Borrowings from and repayments to revolving credit lines, net	148,606	(33,112)
Repayments to related parties	(154,510)	(1,622,380)	(684,784)	(920,457)
Repayments to a third party	(73,878)		(49,817)
Borrowings from related parties		1,867,770	464,958	571,453
Repayments to bank loans	(28,053)
Borrowings from a third party	80,338			108,721
Borrowings from bank loans	135,499		77,609	131,915
Net cash provided by financing activities	108,002	212,278	(192,034)	(108,368)
Effect of exchange rate changes on cash and cash equivalents	(40,166)	37,343	53,312	31,834
Net changes in cash and cash equivalents	116,280	(99,648)	(126,674)	211,700
Cash and cash equivalents–beginning of the period	123,163	249,837	249,837	38,137
Cash and cash equivalents–end of the period	239,443	150,189	123,163	249,837
Supplementary cash flow information:
Interest paid	21,077	13,814	17,816	14,325
Income taxes paid	126,858	446,755	444,376
Non-cash investing and financing activities
Expenses paid by related parties on behalf of the Company	135,081	532,912	344,218	498,549
Remeasurement of operating lease obligation and right-of-use asset due to lease termination		40,888	41,010
Operating lease right-of-use assets obtained in exchange for operating lease obligations	$ 74,588	$ 307,550	319,092	256,804
Shares issued for acquisition of subsidiary				9,773,989
Related party loan settled with issuance of shares				$ 769,119